Deferred Charges (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 M V Free Envoy [Member]	Dec. 31, 2011 M V Free Lady [Member]	Feb. 28, 2011 M V Free Neptune [Member]	Sep. 07, 2012 Deutsche Bank [Member]	Dec. 31, 2012 Deutsche Bank [Member]	May 31, 2012 Credit Suisse Loan Facility [Member]	Dec. 31, 2012 Credit Suisse Loan Facility [Member]	Dec. 31, 2011 Credit Suisse Loan Facility [Member]
Restructuring Charges					$ 1,480		$ 1,823
Unamortized Deferred Financing Fees				191		191		100
Unamortized Dry Docking and Special Survey Costs	$ 406	$ 406	$ 191